PREPAID EXPENSES AND OTHER CURRENT ASSETS (Schedule of Prepaid expenses and other current assets consist) (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Prepaid Expense, Current [Abstract]
Insurance	$ 109,245	$ 79,403	$ 49,450
Rent	81,016	254,978	16,856
Other	67,895	20,992	21,028
Prepaid materials	46,120
Stock award	12,083	30,208
Deposits		199,338
Inventory			49,608
Prepaid expenses and other current assets	$ 316,359	$ 584,919	$ 136,942